LoCorr Hedged Core Fund
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

U.S. TREASURY SECURITIES - 36.1%	Par	Value
United States Treasury Note/Bond
4.50%, 07/15/2026	$1,405,000	$1,407,948
4.50%, 04/15/2027	10,444,400	10,524,861
3.50%, 01/31/2028	5,985,800	5,951,195
3.63%, 03/31/2028	5,540,100	5,519,757
1.38%, 10/31/2028	5,505,000	5,176,635
4.25%, 02/28/2029	7,185,000	7,267,235
4.63%, 04/30/2029	9,046,300	9,250,195
3.25%, 06/30/2029	21,316,900	20,929,699
4.00%, 02/28/2030	8,210,000	8,241,429
3.88%, 06/30/2030	6,100,000	6,091,184
3.63%, 09/30/2030	11,105,000	10,968,356
3.63%, 12/31/2030	9,990,000	9,855,369
TOTAL U.S. TREASURY SECURITIES (Cost $101,123,020)		101,183,863

CORPORATE BONDS - 16.7%	Par	Value
Aerospace & Defense - 1.1%
Boeing Co.
3.25%, 02/01/2028	890,000	872,320
5.15%, 05/01/2030	715,000	725,795
Honeywell Aerospace, Inc., 4.00%, 03/16/2029 (a)	885,000	876,956
RTX Corp., 4.13%, 11/16/2028	380,000	378,386
		2,853,457

Agriculture - 0.3%
Philip Morris International, Inc., 4.63%, 11/01/2029	705,000	710,963

Banks - 5.6%
Bank of New York Mellon Corp., 4.03% (SOFR + 0.63%), 01/22/2030	235,000	232,541
Citibank NA, 4.58%, 05/29/2027	930,000	933,927
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031	605,000	598,177
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031 (a)	285,000	288,388
Goldman Sachs Group, Inc.
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	355,000	371,416
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031	430,000	437,338
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031	2,870,000	2,922,309
Morgan Stanley Private Bank NA
4.20% to 11/17/2027 then SOFR + 0.78%, 11/17/2028	1,420,000	1,415,031
4.47% to 11/19/2030 then SOFR + 1.02%, 11/19/2031	4,290,000	4,224,844
NatWest Markets PLC, 5.41%, 05/17/2029 (a)	735,000	754,337
Texas Capital Bancshares, Inc., 5.30% to 02/27/2031 then SOFR + 1.94%, 02/27/2032	375,000	370,097
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)	1,065,000	1,079,081
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031	2,115,000	2,150,935
		15,778,421

Beverages - 0.0% (b)
Maple Parent Holdings Corp., 4.75%, 03/26/2029 (a)	100,000	99,998

Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	615,000	623,987

Electric - 0.9%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030	590,000	600,573
Florida Power & Light Co.
5.05%, 04/01/2028	595,000	604,898
4.40%, 05/15/2028	755,000	757,830
Wisconsin Public Service Corp., 4.25%, 01/15/2031	510,000	504,072
		2,467,373

Food - 1.8%
Kraft Heinz Foods Co., 3.88%, 05/15/2027	745,000	739,869
Mars, Inc.
4.60%, 03/01/2028 (a)	1,740,000	1,750,523
4.80%, 03/01/2030 (a)	2,405,000	2,430,508
		4,920,900

Healthcare-Products - 0.6%
Abbott Laboratories, 4.00%, 03/15/2031	430,000	423,289
Augusta SpinCo Corp.
4.40%, 03/23/2029	530,000	528,483
4.66%, 03/23/2031	770,000	766,231
		1,718,003

Healthcare-Services - 0.8%
HCA, Inc., 5.00%, 03/01/2028	825,000	833,076
UnitedHealth Group, Inc.
4.40%, 06/15/2028	335,000	336,068
4.25%, 01/15/2029	975,000	973,265
		2,142,409

Insurance - 0.1%
Brown & Brown, Inc., 4.60%, 12/23/2026	400,000	401,138

Internet - 0.3%
Amazon.com, Inc., 4.00%, 03/13/2029	820,000	815,576

Miscellaneous Manufacturing - 0.2%
Eaton Corp., 4.20%, 03/06/2031	555,000	546,693

Packaging & Containers - 0.4%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,205,000	1,234,472

Pharmaceuticals - 0.7%
AbbVie, Inc., 4.80%, 03/15/2029	265,000	269,250
CVS Health Corp., 5.00%, 01/30/2029	1,170,000	1,185,161
Novartis Capital Corp., 4.10%, 03/16/2029	470,000	469,393
		1,923,804

Pipelines - 0.6%
Enbridge, Inc., 6.00%, 11/15/2028	520,000	539,476
Energy Transfer LP, 6.05%, 12/01/2026	940,000	948,595
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	310,000	311,238
		1,799,309

REITS - 1.5%
American Homes 4 Rent LP, 4.90%, 02/15/2029	695,000	698,345
Brixmor Operating Partnership LP, 4.13%, 06/15/2026	290,000	289,820
Essex Portfolio LP, 1.70%, 03/01/2028	375,000	355,832
Healthcare Realty Holdings LP
3.75%, 07/01/2027	1,550,000	1,535,143
2.05%, 03/15/2031	675,000	586,032
Kite Realty Group LP, 4.00%, 10/01/2026	850,000	847,554
		4,312,726

Retail - 0.4%
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	565,000	569,687
4.20%, 04/01/2030	400,000	395,210
		964,897

Semiconductors - 0.2%
Broadcom, Inc.
4.60%, 07/15/2030	420,000	421,895
4.30%, 01/15/2031	190,000	188,314
		610,209

Software - 0.4%
Fidelity National Information Services, Inc., 4.80%, 03/10/2031	230,000	228,133
Oracle Corp.
4.80%, 08/03/2028	445,000	445,163
4.95%, 02/04/2031	535,000	523,801
		1,197,097

Telecommunications - 0.6%
AT&T, Inc., 4.40%, 04/30/2031	305,000	301,934
T-Mobile USA, Inc.
4.80%, 07/15/2028	460,000	464,340
4.85%, 01/15/2029	900,000	910,256
		1,676,530
TOTAL CORPORATE BONDS (Cost $46,873,040)		46,797,962

MORTGAGE-BACKED SECURITIES - 10.7%	Par	Value
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 5.42% (1 mo. Term SOFR + 1.75%), 06/15/2035, (1.75% Floor) (a)	1,000,000	995,937
BX Trust
Series 2021-CIP, Class A, 4.71% (1 mo. Term SOFR + 1.04%), 12/15/2038, (0.92% Floor) (a)	237,109	236,960
Series 2022-AHP, Class A, 4.66% (1 mo. Term SOFR + 0.99%), 01/17/2039, (0.99% Floor) (a)	885,524	885,248
Series 2025-DELC, Class A, 5.22% (1 mo. Term SOFR + 1.55%), 12/15/2042, (1.55% Floor) (a)	1,000,000	999,999
Computershare Corporate Trust, Series 2024-SVEN, Class A, 6.01%, 06/10/2037 (a)	500,000	510,615
DK Trust, Series 2025-LXP, Class A, 5.27% (1 mo. Term SOFR + 1.59%), 08/15/2037, (1.59% Floor) (a)	750,000	750,000
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/2041 (a)	1,187,424	1,200,779
Fannie Mae Connecticut Avenue Securities
Series 2022-R04, Class 1M2, 6.76% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor) (a)	1,500,000	1,520,568
Series 2022-R06, Class 1M2, 7.51% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor) (a)	1,500,000	1,540,545
Series 2022-R07, Class 1M2, 8.31% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor) (a)	550,000	571,483
Series 2022-R08, Class 1M2, 7.26% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor) (a)	500,000	514,784
Series 2023-R01, Class 1M2, 7.41% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor) (a)	250,000	259,876
Series 2023-R02, Class 1M2, 7.01% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor) (a)	970,000	1,001,874
Series 2023-R04, Class 1M2, 7.21% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor) (a)	1,500,000	1,560,543
Series 2023-R05, Class 1M2, 6.76% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor) (a)	750,000	777,603
Series 2023-R06, Class 1M2, 6.36% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor) (a)	600,000	613,110
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, 8.16% (30 day avg SOFR US + 4.50%), 06/25/2042, (0.00% Floor) (a)	365,000	378,432
Series 2023-DNA2, Class M1B, 6.91% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor) (a)	1,500,000	1,556,618
Series 2023-HQA1, Class M1B, 7.16% (30 day avg SOFR US + 3.50%), 05/25/2043, (0.00% Floor) (a)	1,505,000	1,571,273
Series 2023-HQA3, Class M2, 7.01% (30 day avg SOFR US + 3.35%), 11/25/2043, (0.00% Floor) (a)	1,500,000	1,564,228
ILPT Trust, Series 2025-LPF2, Class A, 5.29%, 07/13/2042 (a)(c)	1,250,000	1,266,455
KREST Commercial Mortgage Securities Trust, Series 2025-AIP4, Class A, 4.97% (1 mo. Term SOFR + 1.30%), 03/15/2042, (1.30% Floor) (a)	934,375	930,871
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.21% (1 mo. Term SOFR + 1.54%), 12/15/2039, (1.54% Floor) (a)	222,802	222,385
MCR Mortgage Trust, Series 2024-HTL, Class A, 5.43% (1 mo. Term SOFR + 1.76%), 02/15/2037, (1.76% Floor) (a)	805,692	804,684
MIRA Trust 2023-MILE, Series 2023-MILE, Class A, 6.75%, 06/10/2038 (a)	750,000	769,844
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 5.08% (1 mo. Term SOFR + 1.40%), 03/15/2039, (1.40% Floor) (a)	825,000	824,484
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 08/15/2038 (a)	350,000	339,918
NRTH PARK Mortgage Trust, Series 2025-PARK, Class A, 5.07% (1 mo. Term SOFR + 1.39%), 10/15/2040, (1.39% Floor) (a)	1,300,000	1,298,780
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 5.66% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor) (a)	800,000	799,999
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.20%, 07/15/2039 (a)(c)	1,250,000	1,264,999
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.17% (1 mo. Term SOFR + 1.50%), 09/15/2042, (1.50% Floor) (a)	750,000	749,999
Stellar Management, Series 2025-IP, Class A, 5.25%, 06/10/2042 (a)(c)	750,000	755,843
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-NYCH, Class A, 5.41% (1 mo. Term SOFR + 1.74%), 06/15/2042, (1.74% Floor) (a)	1,000,000	991,875
TOTAL MORTGAGE-BACKED SECURITIES (Cost $30,251,898)		30,030,611

COMMODITY POOLS - 9.0%	Shares	Value
Galaxy Commodity-Polaris II Fund LLC (d)(e)
Galaxy Plus Fund – Core Commodity I Feeder Fund (558) LLC		7,329,344
Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC		6,963,354
Galaxy Plus Fund – Millburn Resource Oppty Feeder Fund (557)		10,998,173
TOTAL COMMODITY POOLS (Cost $20,246,107)		25,290,871

ASSET-BACKED SECURITIES - 8.9%	Par	Value
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)	164,536	165,639
BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.18%, 10/25/2027	250,000	250,193
Capital One Financial Corp., Series 2024-A1, Class A, 3.92%, 09/15/2029	600,000	599,335
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029	400,000	402,618
Carvana Auto Receivables Trust
Series 2023-P1, Class A4, 5.94%, 01/10/2029 (a)	485,381	490,613
Series 2024-P4, Class A3, 4.64%, 01/10/2030	499,484	501,574
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030	250,000	249,611
Enterprise Fleet Financing, Series 2025-1, Class A3, 4.82%, 02/20/2029 (a)	1,000,000	1,008,208
Ford Credit Auto Owner Trust
Series 2024-C, Class A3, 4.07%, 07/15/2029	250,000	250,135
Series 2024-D, Class A3, 4.61%, 08/15/2029	75,000	75,450
GM Financial Leasing Trust
Series 2024-3, Class A3, 4.21%, 10/20/2027	242,994	243,114
Series 2026-1, Class A3, 3.88%, 01/22/2029	1,000,000	994,928
Honda Auto Receivables Owner Trust
Series 2024-4, Class A3, 4.33%, 05/15/2029	500,000	500,976
Series 2026-1, Class A3, 3.78%, 09/23/2030	1,885,000	1,874,627
Hyundai Auto Receivables Trust, Series 2025-A, Class A2A, 4.33%, 12/15/2027	782,066	782,546
IPFS Corp., Series 2025-B, Class A, 4.85%, 02/15/2030 (a)	1,250,000	1,260,918
LAD Auto Receivables Trust
Series 2024-3A, Class A3, 4.52%, 03/15/2029 (a)	339,056	339,872
Series 2026-1A, Class A3, 3.92%, 04/15/2031 (a)	1,000,000	991,310
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 06/17/2030 (a)	1,250,000	1,259,626
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3, 4.78%, 12/17/2029	1,000,000	1,007,770
MVW Owner Trust, Series 2025-1A, Class A, 4.97%, 09/22/2042 (a)	653,005	657,705
OneMain Financial Issuance Trust, Series 2025-1A, Class A, 4.82%, 07/14/2038 (a)	750,000	752,020
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, 07/15/2030 (a)	900,000	898,054
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030 (a)	436,805	437,665
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35%, 10/20/2027 (a)	215,848	215,987
Tesla Auto Lease Trust, Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)	1,017,038	1,019,127
T-Mobile US Trust, Series 2024-2A, Class A, 4.25%, 05/21/2029 (a)	250,000	250,391
Toyota Auto Receivables Owner Trust
Series 2024-D, Class A3, 4.40%, 06/15/2029	350,000	351,405
Series 2025-A, Class A3, 4.64%, 08/15/2029	1,000,000	1,008,373
Toyota Lease Owner Trust
Series 2024-A, Class A3, 5.25%, 04/20/2027 (a)	26,100	26,134
Series 2025-B, Class A3, 3.96%, 11/20/2028 (a)	1,350,000	1,343,493
Verizon Master Trust, Series 2025-3, Class A1A, 4.51%, 03/20/2030	1,590,000	1,604,225
World Omni Auto Receivables Trust, Series 2024-A, Class A3, 4.86%, 03/15/2029	171,968	172,708
World Omni Auto Trust
Series 2025-A, Class A3, 4.73%, 03/15/2030	1,000,000	1,006,867
Series 2026-A, Class A3, 3.86%, 05/15/2031	1,300,000	1,291,539
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2A, 4.35%, 12/15/2027	530,351	530,871
TOTAL ASSET-BACKED SECURITIES (Cost $24,764,055)		24,815,627

U.S. GOVERNMENT AGENCY ISSUES - 5.2%	Par	Value
Federal Farm Credit Banks Funding Corp
3.88%, 09/03/2026	400,000	400,162
1.00%, 10/07/2026	1,000,000	985,628
3.50%, 06/23/2027	425,000	423,521
4.25%, 01/14/2028	2,000,000	2,010,643
4.25%, 01/28/2028	2,388,000	2,408,813
3.80%, 04/26/2028	2,000,000	1,995,912
Federal Home Loan Banks
4.38%, 06/12/2026	500,000	500,544
3.63%, 09/04/2026	250,000	249,841
4.63%, 09/11/2026	250,000	250,968
4.00%, 10/09/2026	700,000	700,863
4.00%, 03/10/2027	3,000,000	3,005,440
4.13%, 09/10/2027	425,000	427,230
4.25%, 12/10/2027	1,100,000	1,107,805
Federal National Mortgage Association, 1.88%, 09/24/2026	250,000	247,829
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $14,664,680)		14,715,199

TOTAL INVESTMENTS - 86.6% (Cost $237,922,800)		$242,834,133
Money Market Deposit Account - 6.2% (f)(g)		17,361,520
Other Assets in Excess of Liabilities - 7.2%(h)		20,172,270
TOTAL NET ASSETS - 100.0%		$280,367,923

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $48,427,164 or 17.3% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of March 31, 2026.

(d)	Non-income producing security.
(e)
Investment values using net asset value per share as practical expedient and is made through an investment in Galaxy Commodity – Polaris II Fund, LLC (“Galaxy”). Galaxy’s Investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”), which is a series fund for which each series invests in a separate master fund that is managed by a different sub-manager. The Platform identifies sub-managers that, in its judgement, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade independent of other sub-managers in the Platform. In a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in a certain limited circumstances. The individual series of the Platform offer weekly redemptions.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.45%.

(g)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $12,833.
(h)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the net value of these assets totals $23,760,567.

LoCorr Hedged Core Fund
Consolidated Schedule of Futures Contracts
March 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	1	06/18/2026	$113,516	$202
3-Month Secured Overnight Financing Rate	11	12/19/2028	2,654,575	(389)
Arabica Coffee	1	05/18/2026	111,881	(3,753)
ASX SPI 200 Index	3	06/18/2026	440,516	(1,073)
Australian Dollar	45	06/15/2026	3,097,125	(15,682)
Brent Crude Oil	12	04/30/2026	1,247,640	(13,608)
Brent Crude Oil	1	05/29/2026	96,170	(5,011)
British Pound	7	06/15/2026	578,637	(72)
CAC40 10 Euro Index	16	04/17/2026	1,447,131	16,859
Canadian 10 Year Government Bonds	17	06/19/2026	1,466,588	(17,326)
Copper	1	05/27/2026	140,350	2,661
Corn No. 2 Yellow	28	05/14/2026	640,850	(9,970)
Cotton No.2	3	05/06/2026	105,000	586
Crude Oil	8	04/21/2026	811,040	46,665
Crude Oil	1	05/19/2026	93,160	4,558
Crude Soybean Oil	34	05/14/2026	1,405,152	136,786
Dollar Index	5	06/15/2026	498,795	4,733
Dow Jones Industrial Average Index	8	06/18/2026	1,863,280	4,830
Euro	33	06/15/2026	4,779,019	9,423
Euro STOXX 50 Quanto Index	26	06/19/2026	1,651,371	(3,305)
FTSE 100 Index	32	06/19/2026	4,319,780	(14,347)
FTSE/JSE Top 40 Index	1	06/18/2026	63,167	4,349
FTSE/MIB Index	1	06/19/2026	251,838	1,623
German Stock Index	1	06/19/2026	659,907	(31,644)
Gold	2	06/26/2026	935,720	29,626
Hang Seng China Enterprises Index	2	04/29/2026	106,578	(588)
Hang Seng Index	1	04/29/2026	157,852	1,975
Hard Red Winter Wheat	20	07/14/2026	648,750	19,117
IBEX 35 Index	1	04/17/2026	196,108	(169)
KOSPI 200 Index	1	06/11/2026	122,295	(5,273)
Live Cattle	1	06/30/2026	97,310	2,557
London Metals - Aluminum(a)	20	06/15/2026	1,741,070	160,978
London Metals - Copper(a)	8	06/15/2026	2,466,704	(135,149)
London Metals - Zinc(a)	9	06/15/2026	729,675	(28,865)
Long Gilt	7	06/26/2026	813,387	(37,957)
Low Sulphur Gas Oil	9	05/12/2026	1,115,325	43,788
Low Sulphur Gas Oil	1	06/11/2026	110,200	1,474
Mexican Peso	49	06/15/2026	1,356,320	(1,723)
MSCI EAFE Index	3	06/19/2026	435,165	10,325
MSCI Emerging Markets Index	3	06/19/2026	218,190	5,900
Nasdaq 100 Index	6	06/18/2026	2,869,800	(31,920)
Natural Gas	2	04/28/2026	57,680	(764)
Nifty 50 Index	4	04/28/2026	179,852	(1,238)
Nikkei 225 Index	8	06/11/2026	2,578,873	(156,379)
Nikkei 225 Index	1	06/11/2026	161,715	(505)
NY Harbor ULSD	4	04/30/2026	691,118	12,743
Reformulated Gasoline Blendstock	7	04/30/2026	941,947	37,429
Russell 2000 Index	16	06/18/2026	2,009,760	(227)
S&P 500 Index	8	06/18/2026	2,628,300	4,586
S&P/Toronto Stock Exchange 60 Index	1	06/18/2026	274,286	7,475
SET50 Index	18	06/29/2026	104,944	1,467
Soybean Meal	19	05/14/2026	601,160	(16,638)
Soybeans	40	05/14/2026	2,342,000	(1,227)
Sugar #11	11	04/30/2026	191,206	664
Swiss Franc	2	06/15/2026	314,950	(763)
TOPIX Index	14	06/11/2026	3,091,018	(115,535)
U.S. Treasury Long Bonds	19	06/18/2026	2,163,625	11,772
U.S. Treasury Ultra Bonds	6	06/18/2026	699,375	3,920
Wheat	19	05/14/2026	585,437	12,088
Zinc – 90 day settlement(a)	1	04/14/2026	80,691	(524)
				$(50,465)
				–
Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(16)	06/12/2026	$1,315,144	$8,493
3 Month Euribor	(8)	12/14/2026	2,246,521	(855)
3 Month Euribor	(11)	03/15/2027	3,088,013	299
3 Month Euribor	(100)	06/14/2027	28,078,621	29,586
3 Month Euribor	(10)	09/13/2027	2,809,596	10,240
3 Month Euribor	(6)	12/13/2027	1,686,711	4,318
3 Month Euribor	(5)	03/13/2028	1,405,737	2,209
3 Month Euribor	(3)	06/19/2028	843,356	1,314
3-Month Secured Overnight Financing Rate	(16)	03/16/2027	3,854,600	9,436
3-Month Secured Overnight Financing Rate	(19)	06/15/2027	4,578,288	11,206
3-Month Secured Overnight Financing Rate	(94)	09/14/2027	22,664,575	16,855
3-Month Secured Overnight Financing Rate	(14)	12/14/2027	3,378,725	7,139
3-Month Secured Overnight Financing Rate	(7)	03/14/2028	1,690,413	2,726
3-Month Secured Overnight Financing Rate	(6)	06/20/2028	1,448,925	(135)
3-Month Secured Overnight Financing Rate	(5)	09/19/2028	1,207,063	(458)
Australian Government 10 Year Bonds	(88)	06/15/2026	6,542,337	33,430
Australian Government 3 Year Bonds	(8)	06/15/2026	572,134	(1,555)
BOVESPA Index	(15)	04/15/2026	109,197	(3,035)
British Pound	(33)	06/15/2026	2,727,862	443
CAC40 10 Euro Index	(1)	04/17/2026	90,446	(3,249)
Canadian 10 Year Government Bonds	(8)	06/19/2026	690,159	(4,048)
Canadian Dollar	(95)	06/16/2026	6,840,000	55,438
Copper	(1)	05/27/2026	140,350	(8,215)
Corn No. 2 Yellow	(1)	05/14/2026	22,887	(178)
Cotton No.2	(10)	05/06/2026	350,000	(27,286)
Euro	(12)	06/15/2026	1,737,825	(4,276)
Euro BUXL 30 Year Bonds	(6)	06/08/2026	764,668	(7,274)
Euro STOXX 50 Quanto Index	(1)	06/19/2026	63,514	(1,146)
Euro-BOBL	(180)	06/08/2026	24,015,673	(14,264)
Euro-BTP Italian Government Bonds	(40)	06/08/2026	5,376,115	(10,609)
Euro-Bund	(108)	06/08/2026	15,652,735	(22,101)
Euro-Schatz	(394)	06/08/2026	48,159,300	108,303
French Government Bonds	(51)	06/08/2026	6,996,613	(14,248)
FTSE China A50 Index	(16)	04/29/2026	232,576	399
German Stock Index	(1)	06/19/2026	659,907	9,302
Gold	(1)	06/26/2026	467,860	(10,062)
Hang Seng Index	(3)	04/29/2026	473,556	(1,283)
Hard Red Winter Wheat	(1)	05/14/2026	31,775	(1,078)
ICE 3 Month SONIA Rate	(3)	03/16/2027	949,412	(814)
ICE 3 Month SONIA Rate	(3)	06/15/2027	949,412	(466)
ICE 3 Month SONIA Rate	(6)	09/14/2027	1,899,917	(1,793)
ICE 3 Month SONIA Rate	(3)	12/14/2027	950,852	394
ICE 3 Month SONIA Rate	(3)	03/14/2028	951,596	1,139
ICE 3 Month SONIA Rate	(3)	06/20/2028	951,894	(135)
ICE 3 Month SONIA Rate	(2)	09/19/2028	634,761	(614)
Japanese 10 Year Government Bonds	(7)	06/15/2026	5,747,582	41,955
Japanese Yen	(18)	06/15/2026	1,425,150	(4,596)
Lean Hogs	(3)	06/12/2026	126,060	2,792
London Cocoa	(3)	05/13/2026	98,753	21,478
London Metals - Aluminum(a)	(7)	06/15/2026	609,375	(40,091)
London Metals - Copper(a)	(4)	06/15/2026	1,233,352	57,700
London Metals - Zinc(a)	(4)	06/15/2026	324,300	(8,394)
Long Gilt	(39)	06/26/2026	4,531,727	(6,978)
Nasdaq 100 Index	(4)	06/18/2026	1,913,200	(41,988)
Natural Gas	(8)	04/28/2026	230,720	4,491
New Zealand Dollar	(13)	06/15/2026	747,890	5,932
Nikkei 225 Index	(1)	06/11/2026	161,715	6,363
Russell 2000 Index	(2)	06/18/2026	251,220	(7,915)
S&P 500 Index	(1)	06/18/2026	328,538	(6,252)
SGX FTSE Taiwan Index	(1)	04/29/2026	103,320	4,338
Soybean Meal	(5)	05/14/2026	158,200	(614)
Soybeans	(2)	05/14/2026	117,100	(893)
Sugar #11	(21)	04/30/2026	365,030	(37,194)
Swiss Franc	(10)	06/15/2026	1,574,750	14,377
U.S. Treasury 10 Year Notes	(92)	06/18/2026	10,216,313	(37,931)
U.S. Treasury 2 Year Notes	(208)	06/30/2026	43,148,625	26,872
U.S. Treasury 5 Year Note	(140)	06/30/2026	15,145,156	(31,447)
U.S. Treasury Long Bonds	(27)	06/18/2026	3,074,625	(20,067)
U.S. Treasury Ultra Bonds	(11)	06/18/2026	1,282,188	(2,669)
Wheat	(6)	05/14/2026	184,875	(5,003)
Zinc – 90 day settlement(a)	(1)	04/14/2026	80,691	(344)
				$107,414
Net Unrealized Appreciation (Depreciation)		$ –	$–	$56,949

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.

LoCorr Hedged Core Fund
Consolidated Schedule of Forward Currency Contracts
March 31, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	04/01/2026	AUD	62,000	USD	42,514	$262
Bank of America	04/02/2026	AUD	191,000	USD	131,770	7
Bank of America	04/01/2026	CAD	847,000	USD	608,584	314
Bank of America	04/01/2026	CHF	153,000	USD	191,282	85
Bank of America	04/02/2026	CHF	9,000	USD	11,254	4
Bank of America	05/20/2026	CNH	6,410,000	USD	930,514	3,534
Bank of America	04/01/2026	EUR	366,000	USD	419,390	3,673
Bank of America	04/02/2026	EUR	300,000	USD	346,440	348
Bank of America	04/01/2026	GBP	19,000	USD	25,047	101
Bank of America	04/02/2026	GBP	194,000	USD	256,743	33
Bank of America	04/01/2026	JPY	135,088,000	USD	846,095	5,167
Bank of America	04/02/2026	JPY	24,915,000	USD	156,838	178
Bank of America	04/01/2026	MXN	200,000	USD	11,054	104
Bank of America	04/06/2026	MXN	4,700,000	USD	261,898	203
Bank of America	04/01/2026	NZD	31,000	USD	17,720	95
Bank of America	04/02/2026	NZD	31,000	USD	17,806	9
Bank of America	06/17/2026	USD	2,015,895	AUD	2,869,000	38,732
Bank of America	04/15/2026	USD	9,183,348	CAD	12,560,000	148,529
Bank of America	06/17/2026	USD	5,166,294	CAD	7,101,000	44,145
Bank of America	04/01/2026	USD	191,409	CHF	153,000	42
Bank of America	04/02/2026	USD	11,258	CHF	9,000	0
Bank of America	06/17/2026	USD	3,283,086	CHF	2,566,000	46,179
Bank of America	04/15/2026	USD	5,028,977	CNH	34,570,000	3,851
Bank of America	04/15/2026	USD	8,923,484	EUR	7,680,000	39,993
Bank of America	06/17/2026	USD	7,821,529	EUR	6,737,000	6,528
Bank of America	04/01/2026	USD	25,203	GBP	19,000	55
Bank of America	04/15/2026	USD	4,929,212	GBP	3,700,000	32,022
Bank of America	06/17/2026	USD	2,892,426	GBP	2,165,000	27,529
Bank of America	04/15/2026	USD	7,179,058	JPY	1,134,000,000	23,549
Bank of America	04/15/2026	USD	4,713,646	MXN	83,630,000	53,434
Bank of America	06/17/2026	USD	86,703	MXN	1,550,000	812
Bank of America	06/17/2026	USD	1,061,473	NZD	1,809,000	19,051
Bank of America	06/17/2026	AUD	11,717,000	USD	8,377,640	(302,904)
Bank of America	04/15/2026	CAD	8,070,000	USD	5,899,658	(94,643)
Bank of America	06/17/2026	CAD	362,000	USD	264,704	(3,583)
Bank of America	06/17/2026	CHF	460,000	USD	587,342	(7,070)
Bank of America	04/15/2026	CNH	34,570,000	USD	5,026,518	(1,391)
Bank of America	04/15/2026	EUR	6,390,000	USD	7,422,741	(31,399)
Bank of America	06/17/2026	EUR	2,395,000	USD	2,780,566	(2,337)
Bank of America	04/15/2026	GBP	3,700,000	USD	4,945,831	(48,641)
Bank of America	06/17/2026	GBP	1,226,000	USD	1,637,358	(15,019)
Bank of America	04/15/2026	JPY	934,000,000	USD	5,897,881	(4,366)
Bank of America	06/17/2026	JPY	246,084,000	USD	1,565,781	(4,922)
Bank of America	04/15/2026	MXN	100,140,000	USD	5,621,326	(41,108)
Bank of America	06/17/2026	MXN	53,051,000	USD	2,982,256	(42,505)
Bank of America	06/17/2026	NZD	1,972,000	USD	1,162,141	(25,791)
Bank of America	04/01/2026	USD	42,465	AUD	62,000	(312)
Bank of America	04/02/2026	USD	131,089	AUD	191,000	(688)
Bank of America	04/01/2026	USD	607,742	CAD	847,000	(1,156)
Bank of America	05/20/2026	USD	1,475,376	CNH	10,160,000	(5,113)
Bank of America	04/01/2026	USD	421,056	EUR	366,000	(2,006)
Bank of America	04/02/2026	USD	344,653	EUR	300,000	(2,135)
Bank of America	04/02/2026	USD	256,275	GBP	194,000	(501)
Bank of America	05/20/2026	USD	436,059	GBP	330,000	(685)
Bank of America	04/01/2026	USD	845,646	JPY	135,088,000	(5,616)
Bank of America	04/02/2026	USD	156,365	JPY	24,915,000	(651)
Bank of America	06/17/2026	USD	8,272,275	JPY	1,304,814,000	(3,886)
Bank of America	04/01/2026	USD	11,029	MXN	200,000	(129)
Bank of America	04/06/2026	USD	261,338	MXN	4,700,000	(763)
Bank of America	04/01/2026	USD	17,777	NZD	31,000	(37)
Bank of America	04/02/2026	USD	17,716	NZD	31,000	(100)
Deutsche Bank	04/15/2026	BRL	20,570,000	USD	3,886,872	72,988
Deutsche Bank	04/07/2026	NOK	4,420,000	USD	452,561	3,911
Deutsche Bank	04/15/2026	NOK	32,410,000	USD	3,336,770	10,205
Deutsche Bank	04/15/2026	USD	4,806,039	AUD	6,810,000	108,378
Deutsche Bank	04/15/2026	USD	9,965,666	CHF	7,770,000	231,479
Deutsche Bank	04/15/2026	USD	211,075	CLP	190,000,000	5,886
Deutsche Bank	04/15/2026	USD	276,958	ILS	860,000	3,237
Deutsche Bank	04/15/2026	USD	362,385	INR	33,640,000	8,269
Deutsche Bank	04/15/2026	USD	430,838	KRW	635,000,000	16,073
Deutsche Bank	05/20/2026	USD	92,850	KRW	141,000,000	657
Deutsche Bank	04/15/2026	USD	1,149,534	NOK	11,080,000	5,304
Deutsche Bank	04/15/2026	USD	5,088,663	NZD	8,650,000	115,391
Deutsche Bank	04/15/2026	USD	1,455,077	PLN	5,380,000	5,838
Deutsche Bank	04/15/2026	USD	2,568,324	SEK	23,530,000	80,722
Deutsche Bank	04/15/2026	USD	1,104,116	SGD	1,410,000	6,205
Deutsche Bank	04/15/2026	USD	2,104,243	ZAR	35,000,000	38,263
Deutsche Bank	05/20/2026	ZAR	20,690,000	USD	1,207,551	10,493
Deutsche Bank	04/15/2026	AUD	10,850,000	USD	7,592,354	(107,828)
Deutsche Bank	04/15/2026	CHF	4,610,000	USD	5,894,131	(118,764)
Deutsche Bank	04/15/2026	CLP	328,000,000	USD	360,808	(6,588)
Deutsche Bank	04/15/2026	ILS	30,000	USD	9,634	(86)
Deutsche Bank	04/15/2026	INR	33,640,000	USD	359,120	(5,003)
Deutsche Bank	04/15/2026	KRW	635,000,000	USD	425,522	(10,757)
Deutsche Bank	05/20/2026	KRW	207,000,000	USD	137,011	(1,664)
Deutsche Bank	04/15/2026	NZD	6,670,000	USD	3,928,338	(93,457)
Deutsche Bank	04/15/2026	PLN	6,880,000	USD	1,870,836	(17,533)
Deutsche Bank	04/15/2026	SEK	23,530,000	USD	2,544,638	(57,036)
Deutsche Bank	05/20/2026	SEK	5,880,000	USD	629,330	(6,575)
Deutsche Bank	04/15/2026	SGD	1,410,000	USD	1,106,053	(8,143)
Deutsche Bank	04/15/2026	USD	1,956,843	BRL	10,280,000	(22,125)
Deutsche Bank	04/07/2026	USD	453,426	NOK	4,420,000	(3,045)
Deutsche Bank	05/20/2026	USD	481,836	SEK	4,570,000	(2,176)
Deutsche Bank	05/20/2026	USD	747,828	SGD	960,000	(1,562)
Deutsche Bank	04/15/2026	ZAR	35,000,000	USD	2,088,275	(22,296)
Net Unrealized Appreciation (Depreciation)						$87,772

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand

LoCorr Hedged Core Fund
Consolidated Schedule of Swap Contracts March 31, 2026 (Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized (Depreciation)	Counterparty

7/20/2029	LoCorr Hedged Core Index#	0.50%	Quarterly	$50,228,071	$(4,740,609)	$–	$(4,740,609)	Deutsche Bank AG

The underlying components of the basket as of March 31, 2026 are shown below:#
		Number of Contracts		Concentration %
Description	Expiration Date	Purchased (Sold)	Notional Amount	of Exposure
Futures Contracts:
Purchase Contracts:(1)
Natural Gas	May-26	298	$9,009,430	6.34%
Soybean	Jul-26	151	8,903,968	6.26%
Natural Gas	Jan-27	172	7,644,544	5.38%
Copper (COMEX)	Jul-26	52	7,347,244	5.17%
Live Cattle	Aug-26	27	2,605,812	1.83%
Natural Gas	Feb-27	74	2,607,738	1.83%
Natural Gas	Jun-27	73	2,567,994	1.81%
Corn	May-26	72	1,633,637	1.15%
Cotton No.2	Jul-26	42	1,516,985	1.07%
Natural Gas	Aug-27	41	1,467,898	1.03%
Soybean Oil	May-26	29	1,176,820	0.83%
Lean Hogs	Jul-26	23	995,525	0.70%
Soybean Meal	May-26	30	927,045	0.65%
Gold	Jun-26	2	870,213	0.61%
Aluminum	Jun-26	10	836,788	0.59%
Coffee	May-26	7	765,057	0.54%
Natural Gas (NYMEX)	Sep-27	76	691,599	0.49%
Natural Gas (NYMEX)	Jul-27	76	679,317	0.48%
Natural Gas (NYMEX)	Jun-27	76	668,844	0.47%
Natural Gas (NYMEX)	Aug-27	74	652,899	0.46%
Natural Gas	Sep-27	17	627,049	0.44%
Natural Gas (NYMEX)	Apr-27	76	606,482	0.43%
Natural Gas (NYMEX)	May-27	74	610,011	0.43%
Natural Gas	Sep-26	18	590,898	0.42%
Natural Gas (NYMEX)	Mar-27	74	591,788	0.42%
Natural Gas	Oct-27	14	564,472	0.40%
Canola	Jul-26	50	541,405	0.38%
Natural Gas (NYMEX)	Jun-28	59	523,440	0.37%
Natural Gas (NYMEX)	Jul-28	59	532,238	0.37%
Natural Gas (NYMEX)	Aug-28	57	511,399	0.36%
Platinum	Jul-26	5	509,432	0.36%
Natural Gas	Jul-27	14	489,108	0.34%
Natural Gas (NYMEX)	Sep-28	59	489,204	0.34%
Natural Gas	Oct-26	13	468,302	0.33%
Natural Gas (NYMEX)	Apr-28	59	462,739	0.33%
Total Purchase Contracts			61,687,324	43.41%

Sale Contracts:(1)
Natural Gas	Dec-26	(374)	$18,664,972	13.13%
Soybean	May-26	(150)	8,701,668	6.12%
Natural Gas	Apr-26	(297)	8,572,022	6.03%
Natural Gas	Mar-27	(216)	6,930,038	4.87%
Copper (COMEX)	May-26	(49)	6,887,124	4.84%
Live Cattle	Jun-26	(32)	3,124,914	2.20%
Corn	Jul-26	(86)	1,991,945	1.40%
Wheat	May-26	(50)	1,557,997	1.10%
Cotton No.2	May-26	(44)	1,543,567	1.09%
Lean Hogs	Jun-26	(36)	1,529,363	1.08%
Coffee	Jul-26	(8)	908,700	0.64%
Milling Wheat	May-26	(74)	866,136	0.61%
Hard Red Wheat	May-26	(20)	628,714	0.44%
Natural Gas	Nov-26	(12)	528,707	0.37%
Total Sale Contracts			62,435,867	43.92%
Other Futures Contracts			12,379,645	8.71%
Total Futures Contracts			136,502,836	96.04%

Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$5,503,453	3.87%
Other Cash and Foreign Currency			86,930	0.06%
Total Cash and Foreign Currency			5,590,383	3.93%
Forward Currency Contracts			47,047	0.03%
Total Underlying Positions			$142,140,266	100.00%

#
The investment is not a direct holding of LoCorr Hedged Core Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

The accompanying notes are an integral part of these consolidated financial statements.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

LoCorr Hedged Core Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$101,183,863	$–	$101,183,863
Corporate Bonds	–	46,797,962	–	46,797,962
Mortgage-Backed Securities	–	30,030,611	–	30,030,611
Commodity Pools(a)	–	–	–	25,290,871
Asset-Backed Securities	–	24,815,627	–	24,815,627
U.S. Government Agency Issues	–	14,715,199	–	14,715,199
Total Investments	$–	$217,543,262	$–	$242,834,133

Other Financial Instruments:
Forward Currency Contracts *	$–	$1,221,867	$–	$1,221,867
Futures Contracts *	1,100,126	–	–	1,100,126
Total Other Financial Instruments	$1,100,126	$1,221,867	$–	$2,321,993

Liabilities:
Other Financial Instruments:
Total Return Swaps *	$–	$(4,740,609)	$–	$(4,740,609)
Forward Currency Contracts *	–	(1,134,095)	–	(1,134,095)
Futures Contracts *	(1,043,177)	–	–	(1,043,177)
Total Other Financial Instruments	$(1,043,177)	$(5,874,704)	$–	$(6,917,881)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of March 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $25,290,871 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.